Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts and notes receivable, net
Accounts receivable	¥ 63,508		¥ 51,582
Allowance for doubtful accounts	(3,026)		(201)
Accounts and notes receivable, net	¥ 60,482	$ 8,519	¥ 51,381